TAXES ON INCOME (Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income (loss) before taxes on income (tax benefit) from continued operationas reported in the statements of income		$ (4,575)	$ (4,816)	$ 2,182
Statutory tax rate in Israel		23.00%	23.00%	23.00%
Theoretical taxes on income (tax benefit)		$ (1,052)	$ (1,108)	$ 501
Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate		75	50	(26)
Reduced tax rate on income derived from "Preferred Enterprises" plans		149	580	204
Earnings from foreign subsidiaries	[1]		(2,338)	91
Valuation allowance for exchange rates differences on deferred taxes not recorded on capital losses				(125)
Deferred tax assets from discontinued operation profit (loss)		98	(138)	(49)
Reduced deferred tax asset from expecting utilization of carryforward losses			1,984
Tax in respect of prior years		24	(345)
Temporary differences for which no deferred taxes were recorded			(377)	(55)
Permanent differences		71	24	55
Other adjustments		(27)	151	(7)
Taxes on income (tax benefit)		$ (662)	$ (1,517)	$ 589

[1]	The Company record an accrual that related to a deferred tax liability due to the possibility of future distribution of earnings from foreign subsidiaries of the Company.